Financial Instruments and Risk Management (Liquidity Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	$ 512	$ 577
Trade payables	1,006	1,064
Other current liabilities	1,007	912
Long-term debt, debentures and others	2,312	2,436
Not past due [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	313	327
Trade payables	1,006	1,064
Other current liabilities	198	153
Long-term debt, debentures and others	2,555	2,735
Non-derivatives financial liabilities	4,072	4,279
Not past due [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	28	10
12 months or less [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	322	329
Trade payables	1,006	1,064
Other current liabilities	198	153
Long-term debt, debentures and others	288	352
Non-derivatives financial liabilities	1,814	1,898
12 months or less [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	28	3
Second year [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,080	1,003
Non-derivatives financial liabilities	1,080	1,003
Second year [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	0
3-5 years [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	547	799
Non-derivatives financial liabilities	547	799
3-5 years [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	0	7
Sixth year and thereafter [Member] | Non-derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Short term debt (not including current maturities)	0	0
Trade payables	0	0
Other current liabilities	0	0
Long-term debt, debentures and others	1,468	1,532
Non-derivatives financial liabilities	1,468	1,532
Sixth year and thereafter [Member] | Foreign currency and interest derivative designated as economic hedge [Member] | Derivative instruments [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Derivatives financial liabilities	$ 0	$ 0